Net borrowings - Maturity of gross borrowings before derivative financial instruments (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	£ 12,555	£ 9,902
Within one year
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	1,959	1,828
Between one and three years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	2,940	2,033
Between three and five years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	2,879	2,111
Beyond five years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	£ 4,777	£ 3,930